CONVERTIBLE DEBENTURES (Details) - CAD CAD / shares in Units, CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Conversion price (dollars per share)	CAD 29.53
Convertible debentures, beginning balance	CAD 143
Conversions and redemptions	73	CAD 2
Convertible debentures, ending balance	0	143
Series F Convertible Debenture
Disclosure of detailed information about financial instruments [line items]
Convertible debentures, beginning balance	143	143
Conversions and redemptions	(52)	(2)
Unwinding of discount rate	1	1
Deferred financing fee (net of amortization)	1	1
Convertible debentures, ending balance	CAD 93	CAD 143